Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: January 10, 2024

Payment Date	1/16/2024
Collection Period Start	12/1/2023
Collection Period End	12/31/2023
Interest Period Start	12/15/2023
Interest Period End	1/15/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$106,296,441.92	$35,948,531.02	$70,347,910.90	0.106075	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$977,176,441.92	$35,948,531.02	$941,227,910.90

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,042,300,492.50	$1,003,627,106.82	0.495421
YSOC Amount	$60,376,356.52	$57,651,501.86
Adjusted Pool Balance	$981,924,135.98	$945,975,604.96
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$106,296,441.92	2.71000%	30/360	$240,052.80
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$977,176,441.92			$2,598,071.22

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,042,300,492.50	$1,003,627,106.82
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$981,924,135.98	$945,975,604.96
Number of Receivables Outstanding	66,532	65,559
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	42	41

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,091,203.38
Principal Collections	$38,372,519.38
Liquidation Proceeds	$143,363.99
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,607,086.75
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,607,086.75

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$868,583.74	$868,583.74	$—	$—	$40,738,503.01
Interest - Class A-1 Notes	$—	$—	$—	$—	$40,738,503.01
Interest - Class A-2 Notes	$240,052.80	$240,052.80	$—	$—	$40,498,450.21
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$38,746,523.29
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$38,329,503.62
First Allocation of Principal	$—	$—	$—	$—	$38,329,503.62
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$38,272,691.87
Second Allocation of Principal	$—	$—	$—	$—	$38,272,691.87
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$38,210,499.62
Third Allocation of Principal	$12,220,836.96	$12,220,836.96	$—	$—	$25,989,662.66
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,919,594.83
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,939,594.83
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,939,594.83
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,191,900.77
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,191,900.77
Remaining Funds to Certificates	$2,191,900.77	$2,191,900.77	$—	$—	$—
Total	$41,607,086.75	$41,607,086.75	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$60,376,356.52
Increase/(Decrease)	$(2,724,854.66)
Ending YSOC Amount	$57,651,501.86

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$981,924,135.98	$945,975,604.96
Note Balance	$977,176,441.92	$941,227,910.90
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	27	$300,866.30
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	99	$143,363.99
Monthly Net Losses (Liquidation Proceeds)			$157,502.31
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.24%
Current Collection Period			0.18%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$3,295,261.80
Cumulative Net Loss Ratio			0.16%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.32%	167	$3,166,572.27
60-89 Days Delinquent	0.11%	53	$1,092,896.86
90-119 Days Delinquent	0.04%	22	$425,330.32
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.47%	242	$4,684,799.45

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		11	$239,874.94
Total Repossessed Inventory		21	$425,808.77

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		75	$1,518,227.18
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.11%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.09	0.11%	50	0.08%